PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Deferred Employee Benefits - Narrative (Details) - USD ($) $ in Millions	1 Months Ended			3 Months Ended	12 Months Ended	108 Months Ended
	Jan. 31, 2025	Feb. 28, 2016	Dec. 31, 2015	Sep. 30, 2014	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Deferred employee benefits					$ 2,526	$ 2,338
Belgium
Disclosure of defined benefit plans [line items]
Rates of return of insured plans on employer contributions (in percent)			3.25%
Rates of return of insured plans on employee contributions (in percent)			3.75%
Minimum guaranteed rate of return of insured plans (in percent)						1.75%
Belgium | Forecast
Disclosure of defined benefit plans [line items]
Minimum guaranteed rate of return of insured plans (in percent)	2.50%
Collective labor agreement | Canada
Disclosure of defined benefit plans [line items]
Term of collective labor agreement		6 years		6 years
Fully funded pension plans | Canada | ArcelorMittal Dofasco G.P.
Disclosure of defined benefit plans [line items]
Deferred employee benefits					126	$ 356	$ 352
Fully funded pension plans | Canada | ArcelorMittal Mining Canada G.P. and ArcelorMittal Infrastructure Canada G.P. ("AMMC")
Disclosure of defined benefit plans [line items]
Deferred employee benefits					171		$ 171
Pension plan benefits
Disclosure of defined benefit plans [line items]
Deferred employee benefits					1,448	1,310
Pension plan benefits | ArcelorMittal Bremen GmbH | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Past service cost, net defined benefit liability (asset)					44
Pension plan benefits | Canada
Disclosure of defined benefit plans [line items]
Deferred employee benefits					$ 18	$ 26